UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582
                                                      --------

                            OPPENHEIMER CASH RESERVES
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.6%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Montreal Chicago:
5.28%, 5/24/07                                                                                      $  14,000,000   $   13,999,956
5.30%, 6/6/07                                                                                          12,000,000       12,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
5.30%, 6/29/07                                                                                         15,000,000       15,000,000
5.30%, 7/23/07                                                                                          5,000,000        5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, New York, 5.265%, 7/2/07 1                                                                10,000,000        9,999,566
-----------------------------------------------------------------------------------------------------------------------------------
Calyon, New York, 5.26%, 7/2/07 1                                                                      15,000,000       14,998,948
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 5.28%, 5/11/07                                                   8,500,000        8,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Citibank NA:
5.30%, 7/25/07                                                                                         16,000,000       16,000,000
5.30%, 8/2/07                                                                                           8,000,000        8,000,000
5.31%, 5/11/07                                                                                          3,000,000        3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank, New York, 5.29%, 5/7/07                                                                 10,000,000       10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York:
5.28%, 6/14/07                                                                                          8,000,000        8,000,000
5.31%, 5/7/07                                                                                          10,000,000       10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale, New York, 5.30%, 7/30/07                                                              8,000,000        8,000,000
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UBS AG Stamford CT:
5.295%, 7/16/07                                                                                         1,800,000        1,800,000
5.305%, 7/10/07                                                                                        15,000,000       15,000,000
                                                                                                                    ---------------
Total Certificates of Deposit (Cost $159,298,470)                                                                      159,298,470

-----------------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--25.1%
-----------------------------------------------------------------------------------------------------------------------------------
Barclays US Funding LLC, 5.23%, 7/13/07                                                                 8,000,000        7,915,158
-----------------------------------------------------------------------------------------------------------------------------------
Calyon North America, Inc., 5.23%, 6/11/07                                                             10,000,000        9,940,436
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank Financial LLC, 5.23%, 7/20/07                                                            12,000,000       11,860,533
-----------------------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA, 5.23%, 7/12/07                                                                       27,000,000       26,717,580
-----------------------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
5.235%, 7/10/07 2                                                                                       5,000,000        4,949,104
5.24%, 5/14/07 2                                                                                       15,000,000       14,971,617
5.27%, 5/8/07 2                                                                                         1,100,000        1,098,873
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HBOS Treasury Services, 5.24%, 5/15/07                                                                  5,000,000        4,989,811
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HBOS Treasury Services plc, Sydney:
5.235%, 6/11/07                                                                                         7,000,000        6,958,305
5.235%, 7/16/07                                                                                        15,000,000       14,834,067
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HSBC USA, Inc. NA, 5.23%, 7/6/07                                                                        1,500,000        1,485,618
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Nationwide Building Society:
5.23%, 6/13/07 2                                                                                       15,000,000       14,906,296
5.235%, 7/18/07 2                                                                                       3,000,000        2,965,973
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Nordea North America, Inc., 5.23%, 7/13/07                                                             23,500,000       23,250,776
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Skandinaviska Enskilda Banken AB, 5.235%, 5/14/07 2                                                    20,000,000       19,962,192
-----------------------------------------------------------------------------------------------------------------------------------
St. George Bank Ltd.:
5.235%, 7/3/07 2                                                                                       13,000,000       12,880,904
5.245%, 6/4/07 2                                                                                        5,000,000        4,975,232
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Stadshypotek Delaware, Inc., 5.23%, 6/7/07 2                                                            8,500,000        8,454,266
-----------------------------------------------------------------------------------------------------------------------------------
Swedbank AB, 5.235%, 5/14/07                                                                           10,000,000        9,981,096
-----------------------------------------------------------------------------------------------------------------------------------
Swedbank Mortgage AB, 5.24%, 5/2/07                                                                    10,000,000        9,998,544
-----------------------------------------------------------------------------------------------------------------------------------


                          1 | OPPENHEIMER CASH RESERVES

OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC, 5.24%, 5/4/07                                                           $  15,000,000   $   14,993,450
                                                                                                                    ---------------
Total Direct Bank Obligations (Cost $228,089,831)                                                                      228,089,831
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--58.1%
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--15.2%
Capital Auto Receivables Asset Trust 2006-SN1A, 5.32%, 9/20/07 1                                           48,465           48,465
-----------------------------------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
5.27%, 5/11/07                                                                                          3,000,000        2,995,608
5.29%, 5/16/07                                                                                         24,000,000       23,947,100
-----------------------------------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co. LLC, 5.27%, 5/22/07 2                                                    10,500,000       10,467,721
-----------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I, 5.25%, 6/20/07                                                                      3,000,000        2,978,125
-----------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II:
5.25%, 7/19/07                                                                                         13,000,000       12,850,229
5.25%, 7/26/07                                                                                         10,000,000        9,874,583
-----------------------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
5.24%, 6/29/07 2                                                                                        6,215,000        6,161,627
5.27%, 5/3/07 2                                                                                        10,000,000        9,997,067
-----------------------------------------------------------------------------------------------------------------------------------
Gotham Funding Corp., 5.28%, 5/21/07 2                                                                  3,500,000        3,489,733
-----------------------------------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
5.24%, 6/15/07 2                                                                                       10,000,000        9,934,500
5.24%, 7/12/07 2                                                                                        8,000,000        7,916,160
5.24%, 7/17/07 2                                                                                        9,000,000        8,899,130
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Lexington Parker Capital Co. LLC, 5.27%, 5/18/07 2                                                      2,000,000        1,995,023
-----------------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
5.29%, 5/3/07 2                                                                                         6,000,000        5,998,237
5.29%, 5/9/07 2                                                                                        20,000,000       19,976,489
                                                                                                                    ---------------
                                                                                                                       137,529,797

-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Mississippi Business Finance Corp. Revenue Bonds, Millsaps Chevrolet-
Pontiac-Buick-GMC Truck, Inc. Project, Series 2004, 5.32%, 5/1/07 1                                     3,525,000        3,525,000
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.5%
Banc of America Securities LLC, 5.30%, 5/1/07 1                                                        15,000,000       15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 5.23%, 6/22/07                                                                10,000,000        9,924,456
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 5.438%, 5/4/07 1                                                                 2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series C, 5.485%, 10/19/07 1                                                 5,000,000        5,003,522
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.23%, 8/3/07                                                                          18,000,000       17,754,190
                                                                                                                    ---------------
                                                                                                                        49,682,168

-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.2%
BASF AG, 5.23%, 6/11/07 2                                                                              20,000,000       19,880,872
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.5%
Bank of America Corp.:
5.225%, 6/27/07                                                                                        20,000,000       19,834,542
5.225%, 7/30/07                                                                                         7,000,000        6,908,563
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.26%, 5/21/07                                                                 5,000,000        4,985,389
                                                                                                                    ---------------
                                                                                                                        31,728,494


                          2 | OPPENHEIMER CASH RESERVES

OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Warren Cnty., KY Industrial Building Revenue Bonds, Pan-Ostan Co.
Project, 5.42%, 6/1/07 1                                                                            $   6,000,000   $    6,000,000
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.3%
General Electric Capital Corp., 5.225%, 7/30/07                                                         5,000,000        4,934,688
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc., 5.463%, 11/15/07 1                                                    8,000,000        8,000,000
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.:
5.23%, 6/15/07                                                                                         17,000,000       16,888,863
5.23%, 7/11/07                                                                                          5,000,000        4,948,426
5.24%, 5/4/07                                                                                           4,000,000        3,998,253
                                                                                                                    ---------------
                                                                                                                        38,770,230

-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
AL Incentives Finance Authority Special Obligation Bonds,
Series 1999-C, 5.33%, 5/3/07 1                                                                          2,815,000        2,815,000
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Ross Sinclaire Real Estate Trust, 5.42%, 6/1/07 1                                                       2,640,000        2,640,000
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Columbus, GA Development Authority Revenue Bonds, ECLA Family
Partnership LLP Project, Series 2004, 5.38%, 6/1/07 1                                                   2,995,000        2,995,000
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.5%
Jackson National Life Global Funding, Series 2004-6, 5.39%, 5/15/07 1,3                                 5,000,000        5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 5.41%, 5/15/07 1,3                                   8,600,000        8,600,000
                                                                                                                    ---------------
                                                                                                                        13,600,000

-----------------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--2.2%
American Honda Finance Corp.:
5.316%, 9/26/07 1,4                                                                                     5,500,000        5,500,000
5.33%, 8/8/07 1,4                                                                                       8,000,000        8,000,000
5.39%, 11/15/07 1,4                                                                                     3,500,000        3,501,101
-----------------------------------------------------------------------------------------------------------------------------------
Luken-Woodlawn LLC, 5.37%, 6/1/07 1                                                                     2,690,000        2,690,000
                                                                                                                    ---------------
                                                                                                                        19,691,101

-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
CAS Realty, Inc., Series 2004, 5.47%, 6/1/07 1                                                          6,360,000        6,360,000
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--3.8%
Procter & Gamble Co. International Funding:
5.24%, 6/4/07 2                                                                                         5,000,000        4,975,256
5.25%, 5/23/07 2                                                                                       18,500,000       18,440,646
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc:
5.24%, 5/15/07 2                                                                                        7,800,000        7,784,105
5.25%, 5/10/07 2                                                                                        3,000,000        2,996,063
                                                                                                                    ---------------
                                                                                                                        34,196,070

-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.8%
Cain Capital Investments LLC, 5.44%, 6/1/07 1                                                           3,630,000        3,630,000


                          3 | OPPENHEIMER CASH RESERVES

OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Donegal Crossing Assn. LLC, 5.37%, 5/1/07 1                                                         $  13,130,000   $   13,130,000
                                                                                                                    ---------------
                                                                                                                        16,760,000

-----------------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--15.5%
Cooperative Assn. of Tractor Dealers, Inc., Series B:
5.26%, 7/5/07                                                                                           4,819,000        4,773,233
5.26%, 8/3/07                                                                                           1,023,000        1,008,950
5.27%, 5/2/07                                                                                           4,845,000        4,844,291
5.27%, 5/25/07                                                                                          8,025,000        7,996,806
5.27%, 6/1/07                                                                                           1,917,000        1,908,301
5.27%, 6/13/07                                                                                          2,200,000        2,186,152
-----------------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 5.25%, 5/1/07                                                                            16,000,000       16,000,000
-----------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 5.24%, 7/30/07                                                                      10,000,000        9,869,000
-----------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC 1, 5.31%, 12/20/07 1,4                                                                5,000,000        4,999,374
-----------------------------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 5.31%, 12/12/07 1,4                                                                 5,000,000        4,999,384
-----------------------------------------------------------------------------------------------------------------------------------
Premier Asset Collateralized Entity LLC:
5.25%, 6/22/07 4                                                                                        3,000,000        2,977,250
5.25%, 6/25/07                                                                                          4,374,000        4,338,917
5.25%, 7/6/07                                                                                           6,000,000        5,942,250
5.30%, 9/17/07 1,4                                                                                     10,000,000       10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 5.37%, 5/22/07 1                                                        2,500,000        2,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 5.24%, 6/27/07                                                                    25,000,000       24,792,578
-----------------------------------------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 5.35%, 9/28/07 1                                           10,000,000       10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ZAIS Levered Loan Fund Ltd., Series 2006-1A, 5.39%, 1/2/08 1,3                                         22,000,000       22,000,000
                                                                                                                    ---------------
                                                                                                                       141,136,486

                                                                                                                    ---------------
Total Short-Term Notes (Cost $527,310,218)                                                                             527,310,218
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $914,698,519)                                                             100.8%     914,698,519
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (0.8)      (7,660,454)
                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $  907,038,065
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $224,077,086, or 24.70% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of April 30, 2007 was $35,600,000, which represents 3.92% of the Fund's net assets. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $39,977,109 or 4.41% of the Fund's net assets as of April 30, 2007.


                          4 | OPPENHEIMER CASH RESERVES

OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

ILLIQUID SECURITIES

As of April 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                          5 | OPPENHEIMER CASH RESERVES



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: June 12, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 12, 2007